EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,138,591
Cost of service	69,323	R$ 54,518	R$ 60,803
Interest expense	191,326	189,544	82,513
Past service cost	3,967	2,302	7,065
Obligation at the end of the year	1,441,592	1,138,591
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	4,601,965	4,391,251	4,314,592
Cost of service	69,323	54,518	60,803
Interest expense	191,326	189,544	188,729
Payment of benefits	(434,650)	(309,817)	(318,198)
Past service cost	3,967	2,302	7,065
Supplementary amounts of the plan			17,078
Settlement	(190,948)	(498,493)	(61,369)
Gain (loss) on remeasurement	467,106	546,911	(370,083)
Exchange Variance	1,213,196	225,749	552,634
Obligation at the end of the year	R$ 5,921,285	R$ 4,601,965	R$ 4,391,251